SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Plan has evaluated subsequent events through June 25, 2026, the date the financial statements were available to be issued. Effective January 1, 2026, the Plan was amended to eliminate the one-year service requirement for eligibility to receive employer matching contributions and to reduce the minimum age requirement from 21 to 18 for salary deferrals and employer matching contributions.

Effective April 1, 2026, the Plan was amended to provide that, in connection with the acquisition of Blue Foundry Bank, participants in the Blue Foundry Bank 401(k) Plan became eligible to participate in the Plan and may elect to roll over their account balances into the Plan.